SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) - Dec. 31, 2024 $ in Thousands, $ in Thousands	USD ($)	SGD ($)
Right-of-use Rou Assets And Lease Payable
2025	$ 215	$ 294
2026	139	190
2027	94	128
2028	20	28
2029	22	30
Thereafter	446	608
Total	$ 936	$ 1,278